Notes Payable - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8. Notes Payable - Related Parties

On March 29, 2012, the Company issued an unsecured note payable to Ramon Shealy ("Mr. Shealy"), a then director of the Company, who subsequently resigned from the Board of Directors on December 17, 2012, for personal reasons, in the amount of $238,000, bearing interest at a rate of 10% for the term of the note. All principal and interest was due and payable on June 27, 2012, but was later extended to November 24, 2012. On April 16, 2012, the Company issued a note payable to Mr. Shealy, in the amount of $12,000, bearing interest at a rate of 10% per quarter. All principal and interest was due on July 15, 2012, but was later extended to November 12, 2012. On November 24, 2012 the $238,000 Shealy Note and the $12,000 Shealy Note were combined into a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014. On March 13, 2013 the Company paid $100,000 of the principal amount of the $250,000 promissory note to Mr. Shealy. As of March 31, 2013, the $250,000 promissory note issued to Mr. Shealy had a principal balance of $150,000.

On June 20, 2012, the Company issued an unsecured promissory note payable to a relative of the Company’s Founders, in the amount of $14,000, due July 1, 2014 and bearing interest at 5% per annum, with the principal and interest to be paid on maturity (the “$14,000 Jackie Chretien Note”). On March 5, 2013 the Company paid off in full, all principal of the $14,000 Jackie Chretien Note, and all accrued interest through December 31, 2012, in the amount of $493. Additionally on March 5, 2013, the Company paid accrued interest in the amount of $9,014 to Jackie Chretien relating to an $80,000 promissory note issued by the Company to Jackie Chretien on March 2, 2009.

On July 16, 2012, the Company issued an unsecured note payable to a shareholder, Mr. Haddix (who on December 13, 2012 became a member of the Board of Directors of the Company and subsequently resigned from the Board on April 2, 2013 for health reasons), in the amount of $95,000, due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the “$95,000 Haddix Note”). The maturity was extended to January 15, 2013. On January 14, 2013 the Company entered into a satisfaction of note agreement with Mr. Haddix whereby Mr. Haddix surrendered the note to the Company and discharged the principal amount due under the Note in consideration for the Company issuing to Mr. Haddix a convertible promissory note in the amount of $95,000 plus accrued interest of $4,659 (for a total of $99,659) due January 1, 2014. On January 15, 2013 Mr. Haddix exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to the Company. The company issued to Mr. Haddix 311,434 restricted common shares, $.001 par value, at $0.32 per share (based on the closing price on the immediately preceding business day).

The table below reflects Notes payable due to related parties at March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
The $95,000 Haddix Note	$-	$95,000
The $14,000 Jackie Chretien Note	-	14,000
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest is due on January 1, 2014.	$105,415	105,415
The $250,000 Shealy Note	150,000	250,000
Total notes payable - related party	$255,415	$464,415
Less current portion	(255,415)	(95,000)
Long-term portion of notes payable-related party	$-	$369,415

Future minimum principal payments of these notes payable as described in this Note 8 are as follows:

For the Twelve Months Ended March 31,	Amount
2014	$255,415
Total	$255,415

As of March 31, 2013 and December 31, 2012, accrued interest for these notes payable to related parties amounted to $54,927 and $72,033, respectively. Of these amounts, $4,927 and $0, respectively, is reflected within accrued expenses, related parties, and 0 and $72,033, respectively, is reflected within other long-term liabilities-related parties, on the condensed consolidated balance sheets.

For the three months ended March 31, 2013 and 2012, interest expense in connection with notes payable – related parties was $5,223 and $5,722, respectively.

8. Notes Payable - Related Parties

On March 29, 2012, the Company issued an unsecured note payable to Ramon Shealy ("Mr. Shealy"), a then director (who subsequently resigned) of the Company, in the amount of $238,000, bearing interest at a rate of 10% for the term of the note (the “$238,000 Shealy Note”). All principal and interest was due and payable on June 27, 2012. On June 27, 2012, the maturity was extended to August 27, 2012. On August 27, 2012 the maturity was extended to October 25, 2012. On October 24, 2012 the maturity was extended to November 24, 2012 (see below for further extension of the $238,000 Shealy Note). On April 16, 2012, the Company issued a note payable to Mr. Shealy, in the amount of $12,000, bearing interest at a rate of 10% per quarter (the “$12,000 Shealy Note”). All principal and interest was due on July 15, 2012. On July 12, 2012 the maturity was extended to September 13, 2012. On August 27, 2012 the maturity was extended to November 12, 2012. On November 11, 2012 the maturity was extended to November 24, 2012. On November 24, 2012 the $238,000 Shealy Note and the $12,000 Shealy Note were combined into a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014 (the $250,000 Shealy Note”).

On June 20, 2012, the Company issued an unsecured promissory note payable to a relative of the Company’s Founders, in the amount of $14,000, due July 1, 2014 and bearing interest at 5% per annum, with the principal and interest to be paid on maturity (the “$14,000 Jackie Chretien Note”). See Note 17, Subsequent Events, for pay-off of the $14,000 Jackie Chretien Note subsequent to December 31, 2012.

On July 16, 2012, the Company issued an unsecured note payable to a shareholder, Mr. Haddix (who on December 13, 2012 became a member of the Board of Directors of the Company), in the amount of $95,000, due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the “$95,000 Haddix Note”). On August 29, 2012 the maturity was extended to November 16, 2012. On November 16, 2012, the maturity was extended to December 16, 2012. On December 14, 2012 the maturity was extended to January 15, 2013.All other provisions of the promissory note were unchanged. See Note 17, Subsequent Events, for conversion of the $95,000 Haddix Note to restricted common shares of the Company subsequent to December 31, 2012.

On July 20, 2012, the Company issued an unsecured note payable to the Mr. Haddix in the amount of $25,000, due 45 days from the date of the issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the $25,000 Haddix Note”). On August 29, 2012 the maturity was extended to November 16, 2012. On November 16, 2012 the maturity for the note was extended to December 14, 2012. On December 14, 2012 the maturity for the note was extended to January 15, 2013.-. See Note 17, Subsequent Events, for conversion of the $25,000 Haddix Note to restricted common shares of the Company subsequent to December 31, 2012

On February 22, 2001, the Company, Intellinetics, issued an unsecured promissory note to a relative, Dr. Love, of the Company’s Founders, in the amount of $199,537, bearing interest at a rate of 8.65% per annum (the $199,537 Dr. Love Note”). From time to time, the Company has paid $42,245 on the principal amount of the $199,537 Dr. Love Note. The Company owed the relative $157,292 of the principal amount in addition to $130,279 of accrued interest, for an aggregate total of $287,571 (principal and interest). On December 31, 2012, Intellinetics assigned the aggregate amount of $287,571 (principal and accrued interest) of the $199,537 Dr. Love Note between Intellinetics and Dr. Love to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Dr. Love whereby Dr. Love surrendered a note with an outstanding amount of $157,292 and accrued interest in the amount of $130,279 (for an aggregate total of $287,571) to Globalwise and discharged the principal and accrued interest in the amount of $287,571 in consideration for Globalwise issuing to Dr. Love a convertible promissory note in the amount of $287,571 due January 1, 2014 at an interest rate of 8.65%. On December 31, 2012, Dr. Love exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Dr. Love 958,570 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day) (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Notes payable due to related parties consist of the following:

	December 31, 2012	December 31, 2011
The $199,537 Dr. Love Note	$-	$$157,292
The $95,000 Haddix Note	95,000	-
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	105,415	105,415
The $14,000 Jackie Chretien Note	14,000	-
The $250,000 Shealy Note	250,000	-
Total notes payable - related party	$464,415	$262,707
Less current portion	(95,000)	-
Long-term portion of notes payable-related party	$369,415	$262,707

See Note 17, Subsequent Events, for conversion of the $95,000 Haddix Note to restricted common stock, and the $14,000 Jackie Chretien Note, subsequent to December 31, 2012.

Future minimum principal payments of these notes payable as described in this Note 8 - Related Parties are as follows:

For the Twelve Months Ended	December 31,
2013	$95,000
2014	369,415
Total	$464,415

As of December 31, 2012 and December 31, 2011, accrued interest for these notes payable-related parties amounted to $72,033 and $157,859, respectively. Of these amounts, $4,373 and $0, respectively, is reflected within accrued expenses, related parties, and $72,033 and $157,859, respectively, is reflected within other long-term liabilities-related parties on the consolidated balance sheets.

For the twelve months ended December 31, 2012 and 2011, interest expense in connection with notes payable – related parties was $43,755 and $20,460, respectively.